Reorganization and IPO (Parenthetical) (Detail) (Class A Common Stock)	6 Months Ended
Jun. 30, 2013
Class A Common Stock
Reorganization And Inital Public Offering [Line Items]
Stock Repurchased During Period, Shares	2,720,823